ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE

NOTE 4 - ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows:

	December 31,
	2011	2010

Net investment in direct financing and sales-type leases	$22,721	$7,555
Receivable from value-added services	7,466	16,010
Less: Allowance for doubtful accounts	(4,830)	(1,464)
Total	$25,357	$22,101

The activity in the Company’s allowance for doubtful accounts for account receivables is summarized as follows:

	December 31,
	2011	2010

Balance at the beginning of the year	$1,464	$298
Provision during the year	3,838	1,166
Bad debts written off	(472)	—
Balance at the end of the year	$4,830	$1,464

Net investment in direct financing and sales-type leases included into the accounts receivable represents the net investment in direct financing and sales-type leases which is overdue and delinquent.